Loans and advances to customers	6 Months Ended
Jun. 30, 2018
Loans and advances to customers
Loans and advances to customers

10.Loans and advances to customers

	At 30 June	At 31 Dec
	2018	2017
	£m	£m

Agriculture, forestry and fishing	7,227	7,461
Energy and water supply	1,717	1,609
Manufacturing	7,821	7,886
Construction	5,059	4,428
Transport, distribution and hotels	13,754	14,074
Postal and telecommunications	2,367	2,148
Property companies	27,084	30,980
Financial, business and other services	62,662	57,006
Personal:
Mortgages	298,890	304,665
Other	28,861	28,757
Lease financing	1,948	2,094
Hire purchase	14,691	13,591

Total loans and advances to customers before allowance for impairment losses	472,081	474,699
Allowance for impairment losses (note 11)	(3,056)	(2,201)

Total loans and advances to customers	469,025	472,498

Loans and advances to customers include advances securitised under the Group’s securitisation and covered bond programmes (see note 12).